Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 8,295,310	$ 587,459
Accounts receivable, net	426,265	223,622
Inventories	484,695	246,077
Prepaid expenses and other current assets	543,949	270,148
Deferred loan costs	0	50,000
Total Current Assets	9,750,219	1,377,306
PROPERTY AND EQUIPMENT
Property and equipment	317,948	328,665
Less: accumulated depreciation	(193,760)	(152,789)
Net Property and Equipment	124,188	175,876
OTHER ASSETS
TOTAL ASSETS	9,874,407	1,553,182
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,486,529	1,526,612
Deferred revenues	2,028,120	2,526,990
Obligation under capital lease	9,010	7,632
Convertible notes payable, current portion	0	9,608
Three Year, 50% notes payable, net of $0 discount, current portion	40,500	121,500
Notes payable, current portion	126,260	669,789
Total Current Liabilities	4,690,419	4,862,131
LONG-TERM LIABILITIES
Deferred revenues	1,091,838	1,142,437
Obligation under capital lease	19,118	27,466
Convertible notes payable	30,000	389,178
Three Year, 50% notes payable, net of $15,000 discount, non-current portion	66,000	291,118
Notes payable, non-current portion	219,963	56,639
Total Long-Term Liabilities	1,426,919	1,906,838
Total Liabilities	$ 6,117,338	$ 6,768,969
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $0.0001 per share, 50,000,000 shares authorized; 8,362,903 and 4,037,049 issued and outstanding, respectively	$ 837	$ 404
Common stock to be issued, 260,206 and 6,000 shares, respectively	700,121	42,000
Additional paid-in-capital	33,043,232	17,650,034
Accumulated deficit	(29,987,131)	(22,908,272)
Total Stockholders' Equity (Deficit)	3,757,069	(5,215,787)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	9,874,407	1,553,182
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value issued	10	10
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value issued	$ 0	$ 37